Share-based Payments - Additional Information (Detail) € / shares in Units, € in Millions						6 Months Ended
	May 01, 2025 € / shares	Apr. 01, 2025 € / shares	Mar. 12, 2025 shares € / shares	Mar. 01, 2025 € / shares	Feb. 01, 2025 € / shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 EUR (€) shares
Statement Of Lineitems [Line Items]
Weighted average share price | € / shares	€ 15.8	€ 13.74	€ 14.71	€ 14.6	€ 16.57
Expense from share-based payment transactions | €						€ 9.6	€ 6.3
Number of share options exercisable in share-based payment arrangement						2,601,619	4,221,271
Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date			25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date			0.48%
Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement			555,000
Weighted average share price | € / shares			€ 14.74
Key management personnel of entity or parent [member] | Exercise Price of EUR14.74 Per Share [Member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement			March 11, 2035
Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement			75,000
Weighted average share price | € / shares			€ 14.74
Stock options granted to board of directors [Member] | Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date			100.00%
Stock options granted to board of directors [Member] | Exercise Price of EUR14.74 Per Share [Member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement			March 11, 2035
Restricted Stock units [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement						186,000
Percentage of aggregate number of stock options shall vest on one year at grant date						25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date						48.00%
Restricted Stock units [Member] | Employees [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement						403,655
Restricted Stock units [Member] | Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement						25,000